Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Projected Benefit Obligation Assumptions [Member] | Prior to Age 65 [Member]
Health care cost trend rate
Health care cost trend rate	6.50%	6.75%
Projected Benefit Obligation Assumptions [Member] | After Age 65 [Member]
Health care cost trend rate
Health care cost trend rate	10.00%	6.75%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	3.84%
Cash balance interest crediting rate	3.00%	3.00%
Rate of compensation increase	3.52%	3.56%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.05%	3.34%